Income taxes (Tables)	12 Months Ended
Feb. 01, 2014
Tax Expense By Jurisdiction

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Income before income taxes:
– US	$493.7	$494.3	$423.2
– Foreign	72.8	62.6	78.9

Total income before income taxes	$566.5	$556.9	$502.1

Current taxation:
– US	$211.8	$186.6	$136.9
– Foreign	7.1	6.1	11.5
Deferred taxation:
– US	(22.8)	3.1	26.1
– Foreign	2.4	1.2	3.2

Total income taxes	$198.5	$197.0	$177.7

Reconciliation Of Effective Tax Rate

As the statutory rate of corporation tax in Bermuda is 0%, the differences between the federal income tax rate in the US and the effective tax rates for Signet have been presented below:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
	%	%	%
US federal income tax rates	35.0	35.0	35.0
US state income taxes	2.5	2.7	2.7
Differences between US federal and foreign statutory income tax rates	(0.9)	(0.6)	(1.0)
Expenditures permanently disallowable for tax purposes, net of permanent tax benefits	0.6	0.8	1.1
Benefit of intra-group financing and services arrangements	(2.1)	(2.1)	(2.0)
Other items	(0.1)	(0.4)	(0.4)

Effective tax rate	35.0	35.4	35.4

Deferred Tax Assets And Liabilities

Deferred tax assets (liabilities) consisted of the following:

	February 1, 2014			February 2, 2013
	Assets	(Liabilities)	Total	Assets	(Liabilities)	Total
(in millions)
US property, plant and equipment	$—	$(70.1)	$(70.1)	$—	$(55.8)	$(55.8)
Foreign property, plant and equipment	7.0	—	7.0	6.7	—	6.7
Inventory valuation	—	(169.2)	(169.2)	—	(188.6)	(188.6)
Allowances for doubtful accounts	39.7	—	39.7	36.6	—	36.6
Revenue deferral	134.3	—	134.3	122.4	—	122.4
Derivative instruments	6.9	—	6.9	—	—	—
Straight-line lease payments	27.5	—	27.5	26.8	—	26.8
Deferred compensation	9.9	—	9.9	7.7	—	7.7
Retirement benefit obligations	—	(12.0)	(12.0)	—	(11.2)	(11.2)
Share-based compensation	10.3	—	10.3	10.7	—	10.7
US state income tax accruals	5.3	—	5.3	5.6	—	5.6
Other temporary differences	15.0	—	15.0	16.2	—	16.2
Value of foreign capital losses	15.8	—	15.8	16.5	—	16.5

Total gross deferred tax asset (liability)	$271.7	$(251.3)	$20.4	$249.2	$(255.6)	$(6.4)
Valuation allowance	(16.8)	—	(16.8)	(17.5)	—	(17.5)

Deferred tax asset (liability)	$254.9	$(251.3)	$3.6	$231.7	$(255.6)	$(23.9)

Current assets			$3.0			$1.6
Current liabilities			(113.1)			(129.6)
Non-current assets			113.7			104.1

Deferred tax asset (liability)			$3.6			$(23.9)

Activity Related To Unrecognized Tax Benefits

The following table summarizes the activity related to unrecognized tax benefits:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Balance at beginning of period	$4.5	$4.8	$9.0
Increases related to current year tax positions	0.4	0.2	0.3
Prior year tax positions:
Increases	0.2	—	—
Decreases	—	—	(1.4)
Cash settlements	(0.5)	—	(2.6)
Lapse of statute of limitations	—	(0.5)	(0.5)

Balance at end of period	$4.6	$4.5	$4.8